DESCRIPTION OF TC ENERGY'S BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TC ENERGY'S BUSINESS	DESCRIPTION OF TC ENERGY'S BUSINESS
TC Energy Corporation (TC Energy or the Company) is a leading North American energy infrastructure company which operates in five business segments: Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Power and Energy Solutions. These segments offer different products and services, including certain natural gas, crude oil and electricity marketing and storage services. The Company also has a Corporate segment, consisting of corporate and administrative functions that provide governance, financing and other support to the Company's business segments.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment primarily consists of the Company's investments in 40,596 km (25,226 miles) of regulated natural gas pipelines currently in operation.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment primarily consists of the Company's investments in 50,088 km (31,123 miles) of regulated natural gas pipelines, 532 Bcf of regulated natural gas storage facilities and other assets currently in operation.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment primarily consists of the Company's investments in 2,895 km (1,798 miles) of regulated natural gas pipelines currently in operation.
Liquids Pipelines
The Liquids Pipelines segment primarily consists of the Company's investments in 4,865 km (3,024 miles) of crude oil pipeline systems currently in operation which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Power and Energy Solutions
The Power and Energy Solutions segment primarily consists of the Company's investments in approximately 4,600 MW of power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These assets are located in Alberta, Ontario, Québec, New Brunswick and Texas. In addition, TC Energy has physical and virtual power purchase agreements (PPAs) in Canada and the U.S. to buy and/or sell power from wind and solar facilities. These PPAs have the potential to be leases, derivatives or revenue arrangements depending on the contractual terms of the agreement.